Share-based Payment - Schedule of Warrant Activity (Detail)	12 Months Ended
	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 € / shares
Disclosure Of Warrant Activity [line items]
Ending balance	6,864,011
Ending balance	€ 81.30
Warrants [member]
Disclosure Of Warrant Activity [line items]
Beginning balance	7,085,073	6,148,004	5,820,211
Granted	357,092	1,445,981	1,485,931
Exercised during the year	(214,613)	(312,296)	(905,395)
Forfeited during the year	(363,541)	(196,616)	(252,743)
Ending balance	6,864,011	7,085,073	6,148,004
Vested at the reporting date	4,972,026	4,022,011	3,044,827
Beginning balance	€ 80.30	€ 69.97	€ 46.36
Granted during the year	100.40	122.03	137.57
Exercised during the year	21.83	38.43	30.56
Forfeited during the year	123.62	119.58	64.99
Ending balance	81.30	80.30	69.97
Vested at the reporting date	€ 66.34	€ 52.63	€ 37.29